Pensions and Other Postretirement Benefits (Funding Policy and Plan Asset Allocation) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Going concern basis excess (deficit) funded status		$ 5,000
Solvency basis excess (deficit) funded status		$ 2,600
Expected going concern basis excess (deficit) funded status	$ 5,300
Expected solvency basis excess (deficit) funded status	3,500
Cash contribution to pension plan, expected to be	80
Actual contributions for all pension plans contributed in next fiscal year	$ 2
Policy	100.00%
Actual plan asset allocation	100.00%	100.00%
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	2.00%
Actual plan asset allocation	1.00%	2.00%
Bonds and mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	41.00%
Actual plan asset allocation	47.00%	41.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	74.00%	73.00%
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	2.00%
Actual plan asset allocation	2.00%	2.00%
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	3.00%
Actual plan asset allocation	5.00%	6.00%
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	27.00%
Actual plan asset allocation	30.00%	25.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	8.00%	6.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	26.00%	24.00%
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	3.00%	3.00%
Resource and Royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	5.00%
Actual plan asset allocation	7.00%	7.00%
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	4.00%	4.00%
Specialty Portfolio [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	2.00%
Actual plan asset allocation	2.00%	2.00%
Absolute return [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	12.00%
Actual plan asset allocation	15.00%	14.00%
Investment-related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	(2.00%)
Actual plan asset allocation	(16.00%)	(6.00%)
Bonds and derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	46.00%
Derivative financial instruments related to bond exposure [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	5.00%
Equity investments and derivative financial instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	32.00%
Derivative financial instruments related to equity exposure [Member]
Defined Benefit Plan Disclosure [Line Items]
Policy	5.00%